Assets held for sale - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Apr. 05, 2018	Apr. 04, 2018	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of assets held for sale [line items]
Assets held for sale			₨ 27,201	$ 418
Liabilities associated with assets held for sale			6,212	$ 95
Foreign currency translation reserve associated with assets held for sale			₨ 2,907
Wipro Airport IT Services Limited [member]
Disclosure of assets held for sale [line items]
Equity holding percentage			74.00%
Wipro Airport IT Services Limited [member] | Disposal of major subsidiary [member]
Disclosure of assets held for sale [line items]
Equity holding percentage	11.00%	74.00%